Equity Investment (Narrative) (Details) (Digital Payments Processing Limited [Member], USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Digital Payments Processing Limited [Member]
Expected ownership percentage of DPPL and MMPL	74.00%
Common stock to be issued against purchase of investment in equity shares	6.1
Culmulative payments to acquire equity method investment	$ 8,377,419
Total expected investment	$ 9,700,000
Ownership interest	49.90%	26.50%